UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6500 Falls Road
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Sullivan
Title:	Vice President
Phone:	410-539-5588
Signature, Place, and Date of Signing:

	Mark C. Sullivan Baltimore, Maryland July 27, 2005

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	53

Form 13F Information Table Value Total:	122011

List of Other Included Managers:

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alpha Trade.Com                COM              020814208        3    10000 SH       SOLE                    10000
Altria Group Inc               COM              02209S103      278     4300 SH       SOLE                     4300
American Express Comp          COM              025816109     3149    59150 SH       SOLE                    59150
Ariel Corp Com                 COM              04033M104        0    10000 SH       SOLE                    10000
Barr Pharmaceutical            COM              068306109     6678   137005 SH       SOLE                   137005
Best Buy Company Inc           COM              086516101     1371    20000 SH       SOLE                    20000
Biovail Corporation            COM              09067J109      241    15500 SH       SOLE                    15500
Bristol-Myers Squibb           COM              110122108     2438    97602 SH       SOLE                    97602
Cendant                        COM              151313103     2295   102600 SH       SOLE                   102600
Ciber                          COM              17163B102     1856   232575 SH       SOLE                   232575
Citigroup Inc                  COM              172967101     3364    72765 SH       SOLE                    72765
Comcast cl A                   COM              20030N101      554    18056 SH       SOLE                    18056
Computer Sciences              COM              205363104     2696    61700 SH       SOLE                    61700
Conseco, Inc.                  COM              208464883     3535   162022 SH       SOLE                   162022
Costco Whsl Corp New           COM              22160K105     3436    76825 SH       SOLE                    76825
Dow Chemical                   COM              260543103      519    11650 SH       SOLE                    11650
E.I. DuPont de Nemour          COM              263534109     2918    67850 SH       SOLE                    67850
Exxon Mobil Corporati          COM              30231G102     3902    67900 SH       SOLE                    67900
Gap Inc.                       COM              364760108     2093   106000 SH       SOLE                   106000
General Electric Co            COM              369604103     3744   108066 SH       SOLE                   108066
General Motors Corp.           COM              370442105     1523    44798 SH       SOLE                    44798
Graftech Internatioal Ltd      COM              384313102      940   218600 SH       SOLE                   218600
Hartford Fincl Services        COM              416515104     3889    52000 SH       SOLE                    52000
Home Depot Inc.                COM              437076102     2486    63900 SH       SOLE                    63900
Honeywell International, Inc.  COM              438516106     2964    80919 SH       SOLE                    80919
IBM Corp                       COM              459200101     3461    46647 SH       SOLE                    46647
Intel Corporation              COM              458140100     3415   131244 SH       SOLE                   131244
J P Morgan Chase               COM              46625H100     3203    90688 SH       SOLE                    90688
JLG Industries Inc.            COM              466210101     5890   214350 SH       SOLE                   214350
Lucent Technologies            COM              549463107     1591   546661 SH       SOLE                   546661
MCI New                        COM              552691107      266    10337 SH       SOLE                    10337
Masco Corporation              COM              574599106     3832   120650 SH       SOLE                   120650
Micron Technology In           COM              595112103     1840   180200 SH       SOLE                   180200
Microsoft Corporation          COM              594918104     2623   105613 SH       SOLE                   105613
Morgan Stanley                 COM              617446448     3660    69762 SH       SOLE                    69762
Motorola Inc.                  COM              620076109     2391   130946 SH       SOLE                   130946
Nokia Corporation              COM              654902204     3671   220600 SH       SOLE                   220600
Nutri/System Inc               COM              67069D108      590    40000 SH       SOLE                    40000
PalmOne Inc.                   COM              69713P107      237     7954 SH       SOLE                     7954
Pfizer Inc.                    COM              717081103     3226   116967 SH       SOLE                   116967
Restr Edge Tech Inc Cl B       COM              279990972        0    25000 SH       SOLE                    25000
Restricted Ariel Corp          COM              04033M104        0    20000 SH       SOLE                    20000
Storage Computer Corp          COM              86211A101       55  1229275 SH       SOLE                  1229275
Target Corporation             COM              87612E106     2230    40985 SH       SOLE                    40985
Texas Instruments              COM              882508104     2838   101100 SH       SOLE                   101100
Tyco Intl Ltd                  COM              902124106     4534   155285 SH       SOLE                   155285
UNUM Provident Corp.           COM              91529Y106     3808   207876 SH       SOLE                   207876
Valor Communications Group     COM              920255106     3143   227775 SH       SOLE                   227775
Verizon Communication          COM              92343V104     2348    67962 SH       SOLE                    67962
Winnebago Industries           COM              974637100     1965    60000 SH       SOLE                    60000
Xerox Corporation              COM              984121103     3610   261800 SH       SOLE                   261800
eBay, Inc.                     COM              278642103      710    21500 SH       SOLE                    21500
Hechinger                                       422660AB6        0    15000 SH       SOLE                    15000